Statement of Additional Information Supplement	April 22, 2022

Gilead Fund

ETAGX Class A Shares ETCGX Class C Shares
ETGLX Class N Shares ETILX Class I Shares

Healthcare & Life Sciences Fund

ETAHX Class A Shares ETCHX Class C Shares
ETNHX Class N Shares ETIHX Class I Shares

Multi-Asset Income Fund

ETAMX Class A Shares ETCMX Class C Shares
ETNMX Class N Shares ETIMX Class I Shares

Dividend Opportunities Fund

ETADX Class A Shares ETCDX Class C Shares
ETNDX Class N Shares ETIDX Class I Shares

Limited-Term Bond Fund

ETABX Class A Shares ETCBX Class C Shares
ETNBX Class N Shares ETIBX Class I Shares

Exponential Technologies Fund

ETAEX Class A Shares ETCEX Class C Shares
ETNEX Class N Shares ETIEX Class I Shares

Core Bond Fund

ETARX Class A Shares ETCRX Class C Shares
ETNRX Class N Shares ETIRX Class I Shares

(each a “Fund” and collectively, the “Funds”)

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Funds, dated November 1, 2021, as supplemented April 1, 2022, and should be read in conjunction with such SAI. .

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Effective April 6, 2022, Stephen P. Lachenauer was appointed as a member of the Board of Trustees of the Trust (“Board”), and a member of the Audit Committee, Risk and Compliance Committee and the Nominating Committee of the Board, to serve until his successor is elected and qualified. Mr. Lachenauer also serves on the Special Committee of the Board. In addition, effective April 18, 2022, Aaron Smith is no longer an Assistant Treasurer of the Trust. Accordingly, all references to the members of the Board and any of the aforementioned committees are supplemented to include Mr. Lachenauer and all references to Mr. Smith are deleted.

The following information is added to the table under the section of the Funds’ SAI entitled “Trustees and Officers - Independent Trustees”:

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in the Fund Complex**	Other Directorships Held During Past 5 Years
Stephen P. Lachenauer c/o Mutual Fund Series Trust 36 N. New York Avenue, Huntington, NY 11743 Year of Birth: 1967	Trustee	Since 4/2022	Attorney, private practice	54	Trustee and Chair of the Audit and Risk and Compliance Committees since 2016, and Chair of the Investment Committee since November 2020, Mutual Fund and Variable Insurance Trust; Trustee and Chair of the Audit and Risk and Compliance Committees since 2016, and Chair of the Investment Committee since November 2020, Strategy Shares; Chairman of the Board, TCG Financial Series Trusts I-X since 2015; Trustee and Chair of the Audit and Risk and Compliance Committees since 2018, and Chair of the Investment Committee since November 2020, AlphaCentric Prime Meridian Income Fund.

The following information is added under the section of the Funds’ SAI entitled “Trustees and Officers - Background and Qualifications of the Trustees”:

Mr. Lachenauer has been an attorney in private practice for over fifteen years, providing advice and counsel to small businesses and individuals on real estate, commercial contracts, general business and financial matters. Mr. Lachenauer’s previous experience at large law firms and as an attorney at a large investment bank provides the Board with knowledge of financial and investment regulatory matters. Mr. Lachenauer also serves on the boards of other registered investment companies in the Fund Complex.

The following information is added to the table under the section of the Funds’ SAI entitled “Trustees and Officers - Share Ownership in the Funds”:

Dollar Range of Equity Securities in:	Mr. Lachenauer
Gilead Fund	None
Healthcare & Life Sciences Fund	None
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Multi-Asset Income Fund	None
Dividend Opportunities Fund	None
Limited-Term Bond Fund	None
Exponential Technologies Fund	None
Core Bond Fund	None
Aggregated Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in the Trust	None

The following information is added to the table under the section of the Funds’ SAI entitled “Trustees and Officers - Compensation of the Board of Trustees”:

Aggregate Compensation from:	Mr. Caldwell
Gilead Fund	$0
Healthcare & Life Sciences Fund	$0
Multi-Asset Fund	$0
Dividend Opportunities Fund	$0
Limited-Term Bond Fund	$0
Exponential Technologies Fund	$0
Core Bond Fund	$0
Total Compensation from Fund Complex[2]	$70,300

2. The “Fund Complex” includes the Trust, Mutual Fund and Variable Insurance Trust, Strategy Shares, and AlphaCentric Prime Meridian Income Fund, each a registered investment company.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2021, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.

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